Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Accounts payable	₩ 783,562	₩ 800,374
Accrued expenses	720,773	653,923
Dividend payable	8,673	7,213
Finance lease liabilities	10,152	17,763
Withholdings	196,937	274,188
Other payables, current	1,720,097	1,753,461
Non-current
Accounts payable	1,624	4,632
Accrued expenses	19,021	14,234
Finance lease liabilities	84,602	75,255
Long-term withholdings	43,621	53,629
Other payables, non-current	₩ 148,868	₩ 147,750